Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Reconciliation of Future Undiscounted Cash Flows

The following is a reconciliation of future undiscounted cash flows to the operating liabilities, and the related right of use assets, included in our Condensed Consolidated Balance Sheets as of December 31, 2019:

December 31, 2019
2020	315,660
2021	267,249
2022	96,288
2023	78,648
2024	52,432
2025 and thereafter	-
Total future lease payments	810,277
Less: imputed interest	(55,850)
Present value of future operating lease payments	754,427
Less: current portion of operating lease liabilities	(272,215)
Operating lease liabilities, net of current portion	482,212
Right of use assets – operating leases, net	732,100